Note 13 - Finance Lease Liabilities and Other Loans - Noncurrent and Current (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Non-current portion	$ 9,181	$ 2,271
Current portion	47,793	2,490
Lease liabilities [member]
Statement Line Items [Line Items]
Non-current portion	7,378	33
Current portion	4,625	196
Interest bearing loans [member]
Statement Line Items [Line Items]
Non-current portion	736	2,238
Current portion	43,169	1,802
Other loans [member]
Statement Line Items [Line Items]
Non-current portion	1,067
Current portion	$ 0	$ 492